Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Royalty Payments

Royalty Payments
7.5% plus the Cumulative Purchase Incentive[1] applied to all direct revenue
15% plus the Cumulative Indirect Purchase Incentive1 applied to all indirect revenue
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1The Cumulative Purchase Incentive percentages are between 0% - 2.5% and are calculated in accordance with the agreement based on the cumulative number of cold plate sales multiplied by a cold plate multiple (if applicable).
Minimum Patent Royalties Payable
Minimum royalties for the MNC’s fiscal years thereafter are summarized in the following table:

Years Ending December 31,	Amount
2024	$775
2025	700
2026	825
2027	825
2028	825
Thereafter	9,900
Total	$13,850
The Company's minimum patent royalties included in Patent installment payables on the condensed consolidated balance sheets are due as follows:

Years Ending December 31,	Amount
2024	$525
2025	$700
2026	$825
2027	$825
2028	$825
Thereafter	$9,900
Total	$13,600